December 21, 2007


                             MMA PRAXIS MUTUAL FUNDS


                            MMA PRAXIS SMALL CAP FUND

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2007


The following information supersedes and replaces any contrary information set forth in the first paragraph of the section of the Prospectus entitled "Principal investment strategies" located on page 33 of the Prospectus:


The Fund attempts to achieve its objectives by primarily choosing investments that the Fund's Sub-Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.
The Fund invests under normal circumstances, at least 80% of its net assets
(plus any borrowings for investment purposes) in equity securities of smaller companies. Smaller companies are those with market values at the time of investment between $400 million and $2.5 billion. These equity securities include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.
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                                                               December 21, 2007


                             MMA PRAXIS MUTUAL FUNDS


                            MMA PRAXIS SMALL CAP FUND

             SUPPLEMENT TO THE CLASS I PROSPECTUS DATED MAY 1, 2007


The following information supersedes and replaces any contrary information set forth in the first paragraph of the section of the Prospectus entitled "Principal investment strategies" located on page 35 of the Prospectus:


The Fund attempts to achieve its objectives by primarily choosing investments that the Fund's Sub-Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The Fund invests under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. Smaller companies are those with market values at the time of investment between $400 million and $2.5 billion. These equity securities include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.